Document And Entity Information	Apr. 30, 2025
Document Information [Line Items]
Entity, Registrant Name	SECURITY FEDERAL CORPORATION
Document, Type	8-K
Document, Period End Date	Apr. 30, 2025
Entity, Incorporation, State or Country Code	SC
Entity, File Number	000-16120
Entity, Tax Identification Number	57-0858504
Entity, Address, Address Line One	238 Richland Avenue NW
Entity, Address, City or Town	Aiken
Entity, Address, State or Province	SC
Entity, Address, Postal Zip Code	29801
City Area Code	803
Local Phone Number	641-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000818677